HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2024
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
Disclosure of Assets and Liabilities Classified as Held for Sale
The following is a summary of the assets and liabilities that were classified as held for sale as of December 31, 2024 and December 31, 2023:

(US$ Millions)	Dec. 31, 2024	Dec. 31, 2023
Investment properties	$2,920	$1,673
Property, plant and equipment	45	2
Equity accounted investments	—	127
Accounts receivables and other assets	135	50
Assets held for sale	3,100	1,852
Debt obligations	816	—
Accounts payable and other liabilities	82	57
Liabilities associated with assets held for sale	$898	$57

Disclosure of Reconciliation of Changes in Assets Held for Sale
The following table presents the change to the components of the assets held for sale from the beginning of the year:

(US$ Millions)	Dec. 31, 2024	Dec. 31, 2023
Balance, beginning of year	$1,852	$576
Reclassification to assets held for sale, net	3,764	1,798
Reclassification of BSREP IV assets to held for sale(1)	33,735	—
Disposals(1)	(36,538)	(525)
Fair value adjustments	37	(67)
Foreign currency translation	(34)	1
Acquisition of Foreign Investments	—	47
Other	284	22
Assets held for sale	$3,100	$1,852